13. Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of derivative liabilities reclassified into additional paid in capital
Year Ended December 31, 2018
Initial Valuation	$3,795
Ending Value September 30, 2019	$15,243

Year Ended December 31,
Initial Valuation	96,753
Ending Value	47,559

Year Ended December 31, 2018
Initial Valuation	89,359
Ending Value	3,795

Schedule of warrant assumptions
Nine Months Ended September 30, 2019
Volatility	213% - 13.26%
Risk-free interest rate	0.162 - 0.269
Expected term	0.36-6.78

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of the Lattice Bi-nominal Option Pricing Model and the following assumptions:

For the period ended
	December 31, 2018	December 31, 2017
Volatility	182.91%-636.13%	111.09% - 220.65%
Risk-free interest rate	2.13% -2.72%	0.51% - 1.76%
Expected term	.04 - 5.14	.02-1.00

schedule of warrant activity
	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at January 1, 2019	6,614,287	$0.21
Granted	–	–
Exercised	–	–
Expired	–	–
Balance at September 30, 2019	6,614,287	0.21
Warrants Exercisable at September 30, 2019	6,614,287	$0.21

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at January 1, 2018	6,614,287	$0.21
Granted	–	–
Exercised	–	–
Expired	–	–
Balance at December 31, 2018	6,614,287	0.21
Warrants Exercisable at December 31, 2018	6,614,287	$0.21

Warrant [Member]
Schedule of warrant assumptions

The table below sets forth the assumptions for Black-Scholes valuation model on each initial date and December 31, 2017

Year Ended December 31, 2017
Volatility	274% - 314%
Risk-free interest rate	0.147 - 0.198
Expected term	2.11 - 3.0

The table below sets forth the assumptions for Black-Scholes valuation model on each initial date and December 31, 2018

Year Ended December 31, 2018
Volatility	213% - 494%
Risk-free interest rate	0.147 - 0.269
Expected term	2.11 – 2.53